Provisions and other non-financial liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other provisions [abstract]
Disclosure of detailed information about provisions [Text Block]
18.1

Types of provisions

	As of December 31, 2019			As of December 31, 2018
Types of provisions	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Provision for legal complaints (1)	13,472	1,452	14,924	11,862	3,000	14,862
Provision for dismantling, restoration and rehabilitation cost (2)	-	33,238	33,238	-	28,822	28,822
Other provisions (3)	97,093	-	97,093	94,335	-	94,335
Total	110,565	34,690	145,255	106,197	31,822	138,019

(1) These provisions correspond to legal processes that are pending resolution or that have not yet been disbursed. These provisions are mainly related to litigation involving the subsidiaries located in Chile, Brazil and the United States (see note 21.1).
(2) The provisions related to commitments with Sernageomin have been incorporated through the issuance of a guarantee for the restoration of the place where the production sites are located.
(3) See Note 18.2

Description of detailed information about other current and noncurrent provision [Text Block]
18.2

Description of other provisions

Current provisions, other short-term provisions	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$
Rent under lease contract (1)	90,320	84,826
Provision for additional tax related to foreign loans	543	471
End of agreement bonus	3,641	5,129
Directors’ per diem allowance	1,802	2,881
Miscellaneous provisions	787	1,028
Total	97,093	94,335

(1) Payment obligations for the lease contract with CORFO: These correspond to obligations assumed in the
Lease Agreement. Part of these obligations are the quarterly lease payments to Corfo, according to SQM Salar's product sales from leased mining properties. Since 2018, another part are the annual contributions by SQM Salar to research and development, to local communities to the Antofagasta Regional Government and to the municipalities of San Pedro de Atacama, María Elena and Antofagasta
.

Disclosure of other current liabilities [text block]
18.3	Other non-financial liabilities, current

Description of other liabilities	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$
Tax withholdings	3,345	4,782
VAT payable	3,465	7,345
Guarantees received	2,641	2,641
Accrual for dividend	68,890	109,670
Monthly tax provisional payments	16,659	21,001
Deferred income	3,033	18,574
Withholdings from employees and salaries payable	4,575	6,052
Accrued vacations (1)	21,686	20,070
Other current liabilities	2,605	4,489
Total	126,899	194,624

(1) Vacation benefit (short-term benefits to employees, current) is in line with the provisions established in Chile’s Labor Code, which indicates that employees with more than a year of service will be entitled to annual vacation for a period of at least fifteen paid business days
. The Company provides the benefit of two additional vacation days
.

Disclosure of reconciliation of changes in other provisions [Text Block]
18.4

Changes in provisions

Description of items that gave rise to variations as of December 31, 2019	Legal complaints	Provision for dismantling, restoration and rehabilitation cost	Other provisions	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Total provisions, initial balance	14,862	28,822	94,335	138,019
Changes
Additional provisions	4,111	4,416	150,314	158,841
Provision used	(4,049)	-	(147,532)	(151,581)
Increase(decrease) in foreign currency exchange	-	-	(24)	(24)
others	-	-	-	-
Total Increase (decreases)	62	4,416	2,758	7,236
Total	14,924	33,238	97,093	145,255

Description of items that gave rise to variations as of December 31, 2018	Legal complaints	Provision for dismantling, restoration and rehabilitation cost	Other provisions	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Total provisions, initial balance	19,419	26,954	47,073	93,446
Changes
Additional provisions	1,000	1,820	181,244	184,064
Provision used	(5,557)	-	(133,949)	(139,506)
Increase(decrease) in foreign currency exchange	-	-	-	-
others	-	48	(33)	15
Total Increase (decreases)	(4,557)	1,868	47,262	44,573
Total	14,862	28,822	94,335	138,019

Description of items that gave rise to variations as of December 31, 2017	Legal complaints	Provision for dismantling, restoration and rehabilitation cost	Other provisions	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Total provisions, initial balance	23,867	5,890	21,089	50,846
Changes
Additional provisions	6,352	21,064	33,507	60,923
Provision used	(10,800)	-	(7,538)	(18,338)
Increase(decrease) in foreign currency exchange	-	-	9	9
others	-	-	6	6
Total Increase (decreases)	(4,448)	21,064	25,984	42,600
Total	19,419	26,954	47,073	93,446